Operating Leases	12 Months Ended
Jun. 30, 2014
Leases [Abstract]
Operating Leases
Operating Leases

We have no non-cancellable operating leases. Our operating leases relate primarily to well and compressor station site leases and are cancellable at our option. Rental expense under operating leases was $68,000, $71,000 and $70,000 for the years ended June 30, 2014, 2013 and 2012, respectively.